Fair values of financial assets and liabilities- Schedule of Movements in Level 3 Financial Assets Portfolio (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Reconciliation of changes in fair value measurement, assets [abstract]
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	£ 7		£ 9
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	12,199	£ 14,511	14,511
Exchange and other adjustments	(16)	37
Gains (losses) recognised in the income statement within other income	55	(980)
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	(48)	32
Purchases/increases to customer loans	387	663
Sales/repayments of customer loans	(496)	(831)
Transfers into the level 3 portfolio	139	161
Transfers out of the level 3 portfolio	(7)	(531)
Balance at end of period	12,213	13,062	12,199
Level 3 | Financial assets at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	11,304	13,313	13,313
Exchange and other adjustments	(1)	15
Gains (losses) recognised in the income statement within other income	104	(1,140)
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	0	0
Purchases/increases to customer loans	347	622
Sales/repayments of customer loans	(475)	(818)
Transfers into the level 3 portfolio	139	161
Transfers out of the level 3 portfolio	(4)	(45)
Balance at end of period	11,414	12,108	11,304
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held	79	(1,080)
Level 3 | Financial assets at fair value through other comprehensive income
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	342	305	305
Exchange and other adjustments	(2)	1
Gains (losses) recognised in the income statement within other income	4	0
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	(48)	32
Purchases/increases to customer loans	0	0
Sales/repayments of customer loans	(4)	(4)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	0	0
Balance at end of period	292	334	342
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held	2	0
Level 3 | Derivative financial instruments
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	553	893	893
Exchange and other adjustments	(13)	21
Gains (losses) recognised in the income statement within other income	(53)	160
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	0	0
Purchases/increases to customer loans	40	41
Sales/repayments of customer loans	(17)	(9)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	(3)	(486)
Balance at end of period	507	620	£ 553
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held	(58)	254
Level 3 | Financial assets carried at fair value
Reconciliation of changes in fair value measurement, assets [abstract]
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held	£ 23	£ (826)